Earnings Per Share - Antidilutive Shares Excluded from Diluted Earnings Per Share Computations (Details) shares in Millions	12 Months Ended
Nov. 30, 2020 shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive equity awards excluded from diluted earnings per share computations (in shares)	104
Equity awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive equity awards excluded from diluted earnings per share computations (in shares)	1
Convertible Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive equity awards excluded from diluted earnings per share computations (in shares)	103